Payable to redeemable non-controlling interests (Details Narrative) $ in Thousands, ¥ in Millions	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)
Noncontrolling Interest [Line Items]
Payable to redeemable non-controlling interests		$ 16,616		$ 15,200	¥ 106.4
Mr. Houqi Zhang [Member]
Noncontrolling Interest [Line Items]
Mezzanine equity	$ 16,000
Hunan Tianhuan [Member]
Noncontrolling Interest [Line Items]
Payable to redeemable non-controlling interests		11,300	¥ 79.2
Interest payable		5,300	37.4
Hunan Tianhuan [Member] | Before Reclassification [Member]
Noncontrolling Interest [Line Items]
Interest payable		3,900	27.2
Hunan Tianhuan [Member] | After Reclassification [Member]
Noncontrolling Interest [Line Items]
Interest payable		$ 1,400	¥ 10.2